Goodwill and Other Intangible Assets - Components of Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	$ 10,378.9	$ 9,749.4
Accumulated amortization	(6,337.0)	(5,601.0)
Gross carrying amount	675.4	450.0
Total identifiable intangible assets	4,717.3	4,598.4
Technology [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	3,833.1	3,438.1
Accumulated amortization	(2,322.5)	(2,056.6)
Total identifiable intangible assets	1,510.6	1,381.5
Intellectual Property Rights [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	478.0	478.0
Accumulated amortization	(383.2)	(346.3)
Total identifiable intangible assets	94.8	131.7
Trademarks and trade names [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	571.1	520.4
Accumulated amortization	(349.6)	(313.0)
Gross carrying amount	459.3	450.0
Total identifiable intangible assets	680.8	657.4
Customer relationships [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	5,290.0	5,124.5
Accumulated amortization	(3,110.7)	(2,761.4)
Total identifiable intangible assets	2,179.3	2,363.1
In Process Research and Development (IPR&D) [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	216.1
Total identifiable intangible assets	216.1
Other [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	206.7	188.4
Accumulated amortization	(171.0)	(123.7)
Total identifiable intangible assets	$ 35.7	$ 64.7